Quarterly Holdings Report
for

Fidelity Freedom® Blend 2035 Fund

December 31, 2020

FBF-Y35-QTLY-0221
1.9892472.102

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 45.9%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	5,926,863	$99,393,486
Fidelity Series Commodity Strategy Fund (a)	5,755,708	26,418,701
Fidelity Series Large Cap Growth Index Fund (a)	4,081,286	63,790,503
Fidelity Series Large Cap Stock Fund (a)	4,269,161	70,227,700
Fidelity Series Large Cap Value Index Fund (a)	10,209,327	134,865,212
Fidelity Series Small Cap Opportunities Fund (a)	2,093,313	33,555,801
Fidelity Series Value Discovery Fund (a)	3,475,809	49,808,337
TOTAL DOMESTIC EQUITY FUNDS
(Cost $413,920,745)		478,059,740

International Equity Funds - 37.1%
Fidelity Series Canada Fund (a)	1,842,446	21,280,250
Fidelity Series Emerging Markets Fund (a)	1,382,765	15,680,558
Fidelity Series Emerging Markets Opportunities Fund (a)	5,538,751	138,247,224
Fidelity Series International Growth Fund (a)	3,139,065	55,812,575
Fidelity Series International Index Fund (a)	2,054,494	23,195,236
Fidelity Series International Small Cap Fund (a)	1,006,740	20,668,381
Fidelity Series International Value Fund (a)	5,497,287	55,467,624
Fidelity Series Overseas Fund (a)	4,480,825	55,562,227
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $315,703,484)		385,914,075

Bond Funds - 15.9%
Fidelity Series Corporate Bond Fund (a)	1,982,088	22,675,082
Fidelity Series Emerging Markets Debt Fund (a)	635,802	6,065,549
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	189,672	2,052,255
Fidelity Series Floating Rate High Income Fund (a)	140,093	1,273,442
Fidelity Series Government Bond Index Fund (a)	2,452,536	26,855,271
Fidelity Series High Income Fund (a)	736,205	6,964,495
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,940,864	20,825,471
Fidelity Series Investment Grade Bond Fund (a)	2,517,276	30,005,927
Fidelity Series Investment Grade Securitized Fund (a)	1,954,904	20,448,293
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,617,105	23,998,850
Fidelity Series Real Estate Income Fund (a)	385,136	4,043,926
TOTAL BOND FUNDS
(Cost $162,126,525)		165,208,561

Short-Term Funds - 1.1%
Fidelity Cash Central Fund 0.11% (b)	49	49
Fidelity Series Government Money Market Fund 0.13% (a)(c)	2,373,756	2,373,756
Fidelity Series Short-Term Credit Fund (a)	144,986	1,484,653
Fidelity Series Treasury Bill Index Fund (a)	820,828	8,208,279
TOTAL SHORT-TERM FUNDS
(Cost $12,039,080)		12,066,737
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $903,789,834)		1,041,249,113
NET OTHER ASSETS (LIABILITIES) - 0.0%		(5,145)
NET ASSETS - 100%		$1,041,243,968

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$53,605,125	$50,835,157	$24,820,494	$30,475,400	$2,504,421	$17,269,277	$99,393,486
Fidelity Series Canada Fund	12,956,167	5,446,298	2,818,444	444,956	(137,751)	5,833,980	21,280,250
Fidelity Series Commodity Strategy Fund	20,802,498	7,011,916	6,432,891	107,251	(666,448)	5,703,626	26,418,701
Fidelity Series Corporate Bond Fund	10,151,361	15,027,269	3,968,130	546,083	(20,862)	1,485,444	22,675,082
Fidelity Series Emerging Markets Debt Fund	4,120,323	1,259,880	159,269	203,293	2,105	842,510	6,065,549
Fidelity Series Emerging Markets Debt Local Currency Fund	--	1,934,429	8,122	11,426	17	125,931	2,052,255
Fidelity Series Emerging Markets Fund	6,831,507	4,433,286	1,008,709	214,853	1,593	5,422,881	15,680,558
Fidelity Series Emerging Markets Opportunities Fund	62,858,766	39,736,120	12,674,211	4,042,613	377,926	47,948,623	138,247,224
Fidelity Series Floating Rate High Income Fund	913,185	267,036	38,532	39,105	459	131,294	1,273,442
Fidelity Series Government Bond Index Fund	15,858,297	17,160,282	5,502,954	540,854	(4,395)	(655,959)	26,855,271
Fidelity Series Government Money Market Fund 0.13%	5,905,521	8,258,547	11,790,312	4,671	--	--	2,373,756
Fidelity Series High Income Fund	4,649,299	1,741,915	192,664	256,892	2,761	763,184	6,964,495
Fidelity Series Inflation-Protected Bond Index Fund	13,647,353	8,481,438	2,285,077	261,504	8,271	973,486	20,825,471
Fidelity Series International Growth Fund	38,109,618	21,234,454	12,540,260	7,855,271	36,317	8,972,446	55,812,575
Fidelity Series International Index Fund	14,782,569	4,804,814	2,512,819	439,764	12,696	6,107,976	23,195,236
Fidelity Series International Small Cap Fund	11,377,259	3,574,306	1,014,781	164,225	64,884	6,666,713	20,668,381
Fidelity Series International Value Fund	36,453,641	13,296,990	10,667,088	1,537,785	31,937	16,352,144	55,467,624
Fidelity Series Investment Grade Bond Fund	14,136,106	20,237,419	4,768,377	1,313,637	(23,671)	424,450	30,005,927
Fidelity Series Investment Grade Securitized Fund	10,828,640	13,452,800	3,651,880	454,092	(8,535)	(172,732)	20,448,293
Fidelity Series Large Cap Growth Index Fund	39,935,026	14,117,281	13,678,598	1,849,210	1,298,620	22,118,174	63,790,503
Fidelity Series Large Cap Stock Fund	41,481,954	18,745,243	7,656,592	3,614,824	132,794	17,524,301	70,227,700
Fidelity Series Large Cap Value Index Fund	77,082,200	35,013,484	10,159,958	2,634,689	173,944	32,755,542	134,865,212
Fidelity Series Long-Term Treasury Bond Index Fund	15,259,420	14,095,667	2,338,805	2,336,723	134,883	(3,152,315)	23,998,850
Fidelity Series Overseas Fund	36,192,417	14,553,871	11,854,269	627,399	(377,986)	17,048,194	55,562,227
Fidelity Series Real Estate Income Fund	2,526,561	942,162	120,795	227,463	1,819	694,179	4,043,926
Fidelity Series Short-Term Credit Fund	1,406,173	27,173	--	27,247	--	51,307	1,484,653
Fidelity Series Small Cap Opportunities Fund	20,553,439	6,624,507	6,119,332	692,113	116,822	12,380,365	33,555,801
Fidelity Series Treasury Bill Index Fund	16,132,168	256,497	8,119,759	69,224	(21,156)	(39,471)	8,208,279
Fidelity Series Value Discovery Fund	24,115,610	15,061,429	2,375,089	1,007,092	72,288	12,934,099	49,808,337
	612,672,203	357,631,670	169,278,211	61,999,659	3,713,753	236,509,649	1,041,249,064

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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